EQUITY - Schedule of Distributions Made (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of Partnership Units [Line Items]
Distributions to Limited Partners			$ 2,831	$ 2,920
Distributions to specified holders	$ 312	$ 291	$ 605	$ 584
Distributions per unit (in dollars per share)	$ 0.35	$ 0.35	$ 0.70	$ 0.70
Limited partners
Schedule of Partnership Units [Line Items]
Distributions to Limited Partners	$ 112	$ 104	$ 217	$ 209
Non-controlling interests | REUs
Schedule of Partnership Units [Line Items]
Distributions to Limited Partners			387	374
Distributions to specified holders	199	187	384	371
Non-controlling interests | Special LP Units
Schedule of Partnership Units [Line Items]
Distributions to specified holders	1	0	3	3
Non-controlling interests | FV LTIP Units
Schedule of Partnership Units [Line Items]
Distributions to specified holders	$ 0	$ 0	$ 1	$ 1